Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities in business combination [abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
The Company has no commitments for future lease payments under short-term leases not recognized on the balance sheet as of December 31, 2025 and 2024.
The Company has a minimum purchase agreement with a vendor related to computational and hosting-related costs. As part of the agreement, the Company has a total minimum commitment of approximately $80.9 million from the period beginning November 1, 2022 through October 31, 2029 and an additional one-year grace period to meet the minimum commitment by October 31, 2030. As of December 31, 2025 and 2024, the Company has remaining commitments of $58.2 million and $56.9 million, respectively.
Contingencies
As of December 31, 2025 and 2024 the Company had no contingent assets.

The Company is regularly subject to lawsuits, claims, arbitration proceedings, administrative actions and other legal and regulatory proceedings involving intellectual property disputes, commercial disputes, competition and other matters, and the Company may become subject to additional types of lawsuits, claims, arbitration proceedings, administrative actions, government investigations and legal and regulatory proceedings in the future. As of December 31, 2025 and 2024, the Company has concluded that losses are not probable and no provisions have been recorded.

Guardant Health
In 2025 Guardant Health ("Guardant") filed suit against the Company in multiple jurisdictions. Guardant filed suit in the U.K., and in the EU at the Unified Patent Court (the “UPC”) in Paris, alleging that the Company’s MSK-Access liquid biopsy test infringes certain of their patents and seeking remedies, including unspecified monetary damages and injunctive relief. In January 2026, the UPC Paris Local Division issued a final order rejecting Guardant's application for provisional measures and ordered Guardant to pay an interim award of costs of €400,000 ($470,080), which Guardant has appealed. The U.K. proceedings remain pending. The Company continues to defend itself against these claims. As of December 31, 2025, the Company has concluded that losses related to this matter are not probable and no provision has been recorded.